Stockholders' Equity - Summary of Breakdown of Common Stock and Additional Paid-in Capital (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 30, 2017	Mar. 31, 2016
Disclosure of classes of share capital [abstract]
Common stock	$ 4,171	$ 4,171
Additional paid-in capital	141,151	140,483	$ 9,459	$ 6,966
Common stock and additional paid-in capital	$ 145,322	$ 144,654